Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables disclose by level, the fair value hierarchy, of the Plan's assets at fair value:

	Investment Assets at Fair Value as of December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Money markets and other cash equivalents	$176	$—	$—	$176
Registered investment companies	379,666	—	—	379,666
Common stock - Columbia Banking System, Inc.	15,070	—	—	15,070
Self-directed brokerage accounts	2,645	—	—	2,645
Total assets in the fair value hierarchy	$397,557	$—	$—	$397,557
Investments measured at NAV (1)
Collective trusts				$439,096
Total investments at fair value				$836,653

(1)	Certain investments that were measured at net asset value per share have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

	Investment Assets at Fair Value as of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Money markets and other cash equivalents	$60	$—	$—	$60
Registered investment companies	344,389	—	—	344,389
Common stock – Columbia Banking System, Inc.	15,200	—	—	15,200
Self-directed brokerage accounts	4,387	—	—	4,387
Total assets in the fair value hierarchy	$364,036	$—	$—	$364,036
Investments measured at NAV (1)
Collective trusts				$385,417
Total investments at fair value				$749,453

(1)	Certain investments that were measured at net asset value per share have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following tables summarize investments for which fair value is measured using the NAV per share practical expedient:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
	(in thousands)
Collective trusts	$439,096	None	Daily	N/A

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
	(in thousands)
Collective trusts	$385,417	None	Daily	N/A